The actuarial assumptions applied when measuring the post-employment benefit are presented below: (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Nominal discount rate p.a.	10.59%	7.88%
Actual discount rate p.a.	5.30%	4.23%
Long-term estimated inflation rate p.a.	5.02%	3.00%
HCCTR - Nominal medical inflation rate p.a.	8.43%	6.35%
HCCTR - Actual medical inflation rate p.a.	3.25%	3.25%
Mortality table	(2000000.00%)	(2000000.00%)
Weighted Average of Assumptions to Determine the Cost (revenue) of the Defined Benefit	Weighted Average of Assumptions to Determine the Cost (revenue) of the Defined Benefit	Weighted Average of Assumptions to Determine the Cost (revenue) of the Defined Benefit
Nominal discount rate	7.88%	7.23%
Actual discount rate p.a.	5.30%	4.23%
Long-term estimated inflation rate	3.50%	3.50%
HCCTR - Nominal medical inflation rate p.a.	6.86%	6.86%
HCCTR - Actual medical inflation rate p.a.	3.25%	3.25%
Mortality table	AT-2000 loosened by 10%	AT-2000 loosened by 10%